Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

In preparing the consolidated financial statements, the Company used estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Such estimates also affect the reported amounts of revenues, expenses and cash flows during the reporting period. Actual results may differ from estimates under different assumptions or conditions.

Reclassifications

Certain amounts in prior fiscal year have been reclassified to conform with the presentation adopted in the current fiscal year. Such reclassifications have no effect on previously reported balance sheet subtotals, results of operations or accumulated deficit.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). They include the results of wholly owned and partially owned subsidiaries in which the Company has a controlling interest with all significant intercompany accounts and transactions eliminated. When the Company is the primary beneficiary of a variable interest entity ("VIE") in solar generation facilities, they are consolidated.

Variable Interest Entities

The Company consolidates VIEs when the Company is the primary beneficiary. The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.

VIEs are entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders, as a group, lack one or more of the following characteristics: (a) direct or indirect ability to make decisions; (b) obligation to absorb expected losses; or (c) right to receive expected residual returns. VIEs must be evaluated quantitatively and qualitatively to determine the primary beneficiary, which is the reporting entity that has (a) the power to direct activities of a VIE that most significantly impact the VIEs economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. A VIE can have only one primary beneficiary, but may not have a primary beneficiary if no party meets the criteria described above.

To determine a VIE's primary beneficiary, an enterprise must perform a qualitative assessment to determine which party, if any, has the power to direct activities of the VIE, the obligation to absorb losses, and/or receive its benefits. Therefore, an enterprise must identify the activities that most significantly impact the VIE's economic performance and determine whether it, or another party, has the power to direct those activities. When evaluating whether the Company is the primary beneficiary of a VIE, and must therefore consolidate the entity, we perform a qualitative analysis that considers the design of the VIE, the nature of our involvement and the variable interests held by other parties. If that evaluation is inconclusive as to which party absorbs a majority of the entity’s expected losses or residual returns, a quantitative analysis is performed to determine the primary beneficiary.

For our consolidated VIEs, we have presented on our consolidated balance sheets, to the extent material, the assets of our consolidated VIEs that can only be used to settle specific obligations of the consolidated VIE, and the liabilities of our consolidated VIEs for which creditors do not have recourse to our general assets outside of the VIE.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and money market funds with original maturity periods of three months or less when purchased.

Restricted Cash

Restricted cash consists of cash on deposit in financial institutions that is restricted from use in operations pursuant to requirements of certain debt agreements. These funds are used to pay for capital expenditures, current operating expenses and current debt service payments in accordance with the restrictions in the debt agreements.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are reported on the consolidated balance sheets, including both billed and unbilled amounts, and are adjusted for any write-offs as well as the allowance for doubtful accounts. We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and historical experience. There was no allowance for doubtful accounts as of December 31, 2014 and December 31, 2013. There were no write-offs of accounts receivable for the years ended December 31, 2014, 2013 and 2012.

Property and Equipment

Property and equipment consists of solar generation facilities and is stated at cost. Expenditures for major additions and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment is retired, or otherwise disposed of, the cost and accumulated depreciation is removed from the consolidated balance sheets and any resulting gain or loss is included in the results of operations for the respective period. Depreciation of property and equipment is recognized using the straight-line method over the estimated useful lives of the solar generation facilities of twenty to thirty years.

The Company is entitled to receive investment tax credits ("ITCs") or grants in lieu of tax credits from various government agencies, both state and federal, for the construction of certain eligible items of property and equipment. The carrying value of the property and equipment has been reduced by the amount of the credits or grants received. Credits received that have been presented as a reduction in property and equipment include $5,466 in 2012. No such credits were received in 2014 and 2013.

Impairment of Long-lived Assets

Long-lived assets that are held and used are reviewed for impairment whenever events or changes in circumstances indicate carrying values may not be recoverable. An impairment loss is recognized if the total future estimated undiscounted cash flows expected from an asset are less than its carrying value. An impairment charge is measured as the difference between an asset's carrying amount and fair value with the difference recorded in operating costs and expenses in the statement of operations. Fair values are determined by a variety of valuation methods, including appraisals, sales prices of similar assets and present value techniques. There were no impairments recognized during the years ended December 31, 2014 , 2013 and 2012.

Intangible Assets

Intangible assets that have determinable estimated lives are amortized over those estimated lives. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangible asset are consumed or otherwise used up. The amounts and useful lives assigned to intangible assets acquired impact the amount and timing of future amortization. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets.

Capitalized Interest

Interest incurred on funds borrowed to finance construction of solar generation facilities is capitalized until the system is ready for its intended use. The amount of interest capitalized during the years ended December 31, 2014, 2013 and 2012 was $19,694, $3,599, $0, respectively. Interest costs charged to interest expense was $79,300 , $6,275 and $5,706 during the years ended December 31, 2014, 2013 and 2012, respectively.

Financing Lease Obligations

Certain of our assets were financed with sale leaseback arrangements. Proceeds received from a sale leaseback are treated using the deposit method when the sale of the solar generation facility is not recognizable. A sale is not recognized when the leaseback arrangements include a prohibited form of continuing involvement, such as an option or obligation to repurchase the assets under our master lease agreements. Under these arrangements, we do not recognize any profit until the sale is recognizable, which we expect will be at the end of the arrangement when the contract is canceled and the initial deposits received are forfeited by the financing party.

Over the course of the leaseback arrangements we are required to make rental payments. These payments are allocated between principal and interest payments using an effective yield method.

Deferred Financing Costs

Financing costs incurred in connection with obtaining construction and term financing are deferred and amortized over the maturities of the respective financing arrangements using the effective-interest method. Amortization of deferred financing costs is capitalized during construction and recorded as interest expense in the consolidated statements of operations following commencement of commercial operation. Amortization of deferred financing costs capitalized during construction was $17,589 and $791 during the years ended December 31, 2014 and 2013, respectively. No amounts were capitalized during the year ended December 31, 2012. Amortization of deferred financing costs recorded as interest expense was $25,713, $119, and $161 during the years ended December 31, 2014, 2013, and 2012, respectively.

Asset Retirement Obligations

The Company operates under solar power services agreements with some customers that include a requirement for the removal of the solar generation facilities at the end of the term of the agreement. Asset retirement obligations are recognized at fair value in the period in which they are incurred and the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its expected future value. The corresponding solar generation facility is capitalized at inception is depreciated over its useful life.

Revenue Recognition

Power Purchase Agreements

A significant majority of our revenues are obtained through the sale of energy (based on MW) pursuant to terms of PPAs or other contractual arrangements which have a weighted-average remaining life of 19 years as of December 31, 2014. All PPAs are accounted for as operating leases, have no minimum lease payments and all of the rental income under these leases is recorded as revenue when the electricity is delivered.

Incentive Revenue

We also generate solar RECs as we produce electricity. These RECs are currently sold pursuant to agreements with our parent, third parties and a certain debt holder, and revenue is recognized as the underlying electricity is produced.

We also receive Performance-based incentives ("PBIs") from public utilities in connection with certain sponsored programs. We have a PBI arrangement with the State of California whereby we will receive a set rate multiplied by the kilowatt hour ("KWh") production on a monthly basis for 60 months. The PBI revenue is recognized as energy is generated over the measurement period. We recognize revenue based on the rate applicable at the time the energy is created and adjusts the amount recognized when we meet the threshold that qualifies us for the higher rate. PBI in the state of Colorado has a 20-year term at a fixed price per kWh produced. The revenue is recognized as energy is generated over the term of the agreement.

Deferred Revenue

Deferred revenue consists of upfront incentives or subsidies received from various state governmental jurisdictions for operating certain of our solar generation facilities or from the sale of ITCs to non-controlling members. The amounts deferred are recognized as revenue on a straight-line basis over the depreciable life of the solar generation facility or upon the contingency of claw-back of the tax credits resolve as the Company fulfills its obligation to operate these solar generation facilities. Recognition of deferred revenue was $258, $205, and $190 during the years ended December 31, 2014, 2013, and 2012 respectively.

Income Taxes

The Company accounts for income taxes using the liability method in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740, Income Taxes ("ASC 740"), which requires that it use the asset and liability method of accounting for deferred income taxes and provide deferred income taxes for all significant temporary differences.

The Company reports certain of its revenues and expenses differently for financial statement purposes than for income tax return purposes, resulting in temporary and permanent differences between the Company's financial statements and income tax returns. The tax effects of such temporary differences are recorded as either deferred income tax assets or deferred income tax liabilities in the Company's consolidated balance sheets. The Company measures its deferred income tax assets and deferred income tax liabilities using income tax rates that are currently in effect. The Company believes it is more likely than not that the results of future operations will generate sufficient taxable income which includes the future reversal of existing taxable temporary differences to realize deferred tax assets, net of valuation allowances. A valuation allowance is recorded to reduce the net deferred tax assets to an amount that is more-likely-than-not to be realized. The Company accounts for uncertain tax positions in accordance with ASC 740, which applies to all tax positions related to income taxes. Under ASC 740, tax benefits are recognized when it is more-likely-than-not that a tax position will be sustained upon examination by the authorities. The benefit recognized from a position that has surpassed the more-likely-than-not threshold is the largest amount of benefit that is more than 50% likely to be realized upon settlement. The Company recognizes interest and penalties accrued related to uncertain tax benefits as a component of income tax expense. Changes to existing net deferred tax assets or valuation allowances or changes to uncertain tax benefits are recorded to income tax expense.

Non-controlling Interests and Hypothetical Liquidation of Book Value ("HLBV")

Non-controlling interests represents the portion of net assets in consolidated entities that are not owned by the Company. The Company has determined the allocation of economics between the controlling party and the third-party for non-controlling interests does not correspond to ownership percentages for certain of its consolidated subsidiaries. In order to reflect the substantive profit sharing arrangements, the Company has determined that the appropriate methodology for determining the value of non-controlling interests is a balance sheet approach using the HLBV method.

Under the HLBV method, the amounts reported as non-controlling interest on the consolidated balance sheets represent the amounts the third party investors could hypothetically receive at each balance sheet reporting date based on the liquidation provisions of the respective operating partnership agreements. HLBV assumes that the proceeds available for distribution are equivalent to the unadjusted, stand-alone net assets of each respective partnership, as determined under U.S. GAAP. The third-party, non-controlling interests in the consolidated statements of operations and statements of comprehensive income are determined based on the difference in the carrying amounts of non-controlling interests on the consolidated balance sheets between reporting dates, adjusted for any capital transactions between the Company and third-party investors that occurred during the respective period. Non-controlling interests are reported as a component of equity in the consolidated balance sheets.

Where, prior to the commencement of operating activities for a respective project, HLBV results in an immediate change in the carrying value of non-controlling interest on the consolidated balance sheet due to the recognition of ITCs or other adjustments as required by the U.S. Internal Revenue Code, the Company defers the recognition of the respective adjustments and recognizes the adjustments in non-controlling interest on the consolidated statement of operations on a straight-line basis over the expected life of the underlying assets giving rise to the respective difference. Similarly, where the Company has acquired a controlling interest in a partnership and there is a resulting difference between the initial fair value of non-controlling interest and the value of non-controlling interest as measured using HLBV, the Company initially records non-controlling interest at fair value and amortizes the resulting difference over the remaining life of the underlying assets.

Contingencies

The Company is involved in conditions, situations or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, that amount will be accrued. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range will be accrued. The Company continually evaluates uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.

Derivative Financial Instruments

The Company recognizes its derivative instruments as assets or liabilities at fair value in the consolidated balance sheets. Accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated as part of a hedging relationship and the type of hedging relationship.

The effective portion of changes in fair value of derivative instruments designated as cash flow hedges is reported as a component of other comprehensive income (loss) (“OCI”). Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged transaction affects earnings. The ineffective portion of changes in fair value is recorded as a component of net income (loss) on the consolidated statement of operations. There was no ineffectiveness during the years ended December 31, 2014, 2013, and 2012.

The change in fair value of undesignated derivative instruments is reported as a component of net income (loss) on the consolidated statement of operations.

Fair Value Measurements

The Company performs fair value measurements in accordance with ASC 820, Fair Value Measurement ("ASC 820"), which defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at their fair values, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the assets or liabilities, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or a liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1: quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

•	Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

We maintain various financial instruments recorded at cost in the December 31, 2014 and December 31, 2013 consolidated balance sheets that are not required to be recorded at fair value. For cash and cash equivalents, restricted cash, accounts receivable, VAT receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, and due to SunEdison, the carrying amount approximates fair value because of the short-term maturity of the instruments. See Note 12. Fair Value of Financial Instruments for disclosures related to the fair value of our long-term debt.

Foreign Operations

The Company’s functional currency is the U.S. dollar. The results of operations and cash flows that are denominated in a currency other than the functional currency are translated at the average exchange rates during the period. Assets and liabilities that are denominated in a currency other than the functional currency are translated at end of period exchange rates. Translation adjustments resulting from this process are reported in other comprehensive income.

Transaction gains and losses that arise from exchange rate fluctuations on transactions and balances denominated in a currency other than the functional currency and the changes in fair value of our foreign exchange derivative contracts not accounted for under hedge accounting are included in results from operations as incurred. Foreign currency transaction losses (gains) included in other income were $14,007, $(771) and $0 during the years ended December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

Business Combinations

The Company accounts for its business combinations by recognizing in the financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at fair value at the acquisition date. The Company also recognizes and measures the goodwill acquired or a gain from a bargain purchase in the business combination and determines what information to disclose to enable users of an entity's financial statements to evaluate the nature and financial effects of the business combination. In addition, acquisition costs are expensed as incurred. Business combinations is a critical accounting policy as there are significant judgments involved in the allocation of acquisition cost.

When the Company acquires renewable energy facilities, the purchase price is allocated to (i) the acquired tangible assets and liabilities assumed, primarily consisting of land, plant, and long-term debt, (ii) the identified intangible assets and liabilities, consisting of the value of above-market and below-market power purchase agreements and in-place power purchase agreements, (iii) non-controlling interests, and (iv) other working capital items based in each case on their fair values in accordance with ASC 805. All expenses related to acquisition costs related to business combinations are expensed as incurred.

The Company generally use independent appraisers to assist with the estimates and methodologies used such as a replacement cost approach, or an income approach or excess earnings approach. Factors considered by the Company in its analysis include considering current market conditions and costs to construct similar facilities. The Company also considers information obtained about each property as a result of our pre-acquisition due diligence, marketing and income activities in estimating the fair value of the tangible and intangible assets and liabilities acquired or assumed. In estimating the fair value, the Company also establishes estimates of energy production, current in-place and market power purchase rates, tax credit arrangements, operating and maintenance costs, and local market conditions. A change in any of the assumptions above, which are subjective, could have a significant impact on the results of operations.

The allocation of the purchase price directly affects the following items in our consolidated financial statements:

•	The amount of purchase price allocated to the various tangible and intangible assets, liabilities, and non-controlling interests on our balance sheet;

•
The amounts allocated to the value of above-market and below-market power purchase agreement values are amortized to revenue over the remaining non-cancelable terms of the respective arrangement. The amounts allocated to all other tangible and intangible assets are amortized to depreciation or amortization expense; and

•
The period of time over which tangible and intangible assets are depreciated or amortized varies, and thus, changes in the amounts allocated to these assets will have a direct impact on our results of operations. Intangible assets are generally amortized over the respective life of the power purchase arrangement, which normally range from 10 to 25 years. The Company generally depreciates our energy facilities over 30 years. These differences in timing could have an impact on our results of operations.

Basic and Diluted Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income attributable to common stockholders by the number of weighted-average ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by adjusting basic earnings (loss) per share for the impact of weighted-average dilutive common equivalent shares outstanding during the period. Common equivalent shares represent the incremental shares issuable for unvested restricted Class A common stock and redeemable shares of Class B and Class B1 common stock.

Stock-Based Compensation

Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value. The Company recognizes these compensation costs net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the award vesting term. For ratable awards, the Company recognizes compensation costs for all grants on a straight-line basis over the requisite service period of the entire award.

Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 limits the requirement to report discontinued operations to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. ASU 2014-08 also requires expanded disclosures concerning discontinued operations, disclosures of certain financial results attributable to a disposal of a significant component of an entity that does not qualify for discontinued operations reporting and expanded disclosures for long-lived assets classified as held for sale or disposed of. ASU 2014-08 is effective for us on a prospective basis in our first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or assets classified as held for sale) that have not been reported in financial statements previously issued or available for issuance. The adoption of ASU 2014-08 is not expected to have a material impact on our consolidated financial statements and related disclosures.

On May 28, 2014, FASB issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is currently evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method or determined the effect of the standard on its ongoing financial reporting.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements-Going Concern. ASU 2014-15 is intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. This guidance is effective for us in the annual period ending December 31, 2016 and interim and annual periods thereafter. We do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations and cash flows.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement-Extraordinary and Unusual Items (Subtopic 225-20), which eliminates the concept of reporting for extraordinary items. ASU 2015-01 is effective for us for our fiscal year ending December 31, 2016 and for interim periods thereafter. We do not believe this standard will have a significant effect on our consolidated financial position, results of operations and cash flows.

In February 2015, the FASB issued ASU No. 2015-02 Consolidation (Topic 810) Amendments to the Consolidation Analysis, which affects the following areas of the consolidation analysis:  limited partnerships and similar entities, evaluation of fees paid to a decision maker or service provider as a variable interest and in determination of the primary beneficiary, effect of related parties on the primary beneficiary determination and for certain investment funds. ASU No. 2015-02 is effective for us for our fiscal year ending December 31, 2016 and interim periods therein. We are evaluating the impact of this standard on our consolidated financial position, results of operations and cash flows.